Related Party Transactions and Exempt Party-in-Interest Transactions - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held	$ 911,788,553	$ 789,443,230
Charles Schwab
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Payment of fees for trust and record keeping services	$ 21,450	$ 21,825
Common Stock | Charles Schwab
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares of common stock held by the plan	253,135	250,787
Cost basis	$ 13,771,753	$ 13,525,925
Market value	17,572,606	14,676,035
Dividend income	681,267
Schwab U.S. Treasury Money Fund | Charles Schwab
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held	$ 2,784	$ 23,425